Summary of Significant Accounting Policies - Reverse Stock Split (Details)	0 Months Ended
	Jul. 30, 2012	Jun. 30, 2013	Feb. 04, 2013	Dec. 31, 2012	Dec. 31, 2011
Significant Account Policies [Line Items]
Common stock, shares authorized (shares)		100,000,000	100,000,000	100,000,000	12,500,000
Reverse stock split	All current and historical information contained herein related to the share and per share information for the Company's common stock or stock equivalents issued on or after May 12, 2011 reflects the 1-for-40 reverse stock split of the Company's outstanding shares of common stock that became market effective on August 1, 2012.
Scenario, Previously Reported [Member]
Significant Account Policies [Line Items]
Common stock, shares authorized (shares)	500,000,000
Reverse Stock Split [Member]
Significant Account Policies [Line Items]
Common stock, shares authorized (shares)	12,500,000
Subsequent Event - February 6, 2013 [Member]
Significant Account Policies [Line Items]
Common stock, shares authorized (shares)				100,000,000